The Best of America® Exclusive Venue Annuitysm
Nationwide Life Insurance Company
Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2007), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 39.  For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.  Information about this and other Best of America products can be found at: www.nationwide.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class IV†
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class II*
•	American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2*
•	VIP Growth Portfolio: Service Class 2
•	VIP Overseas Portfolio: Service Class 2R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund IV
•	VIP Energy Portfolio: Service Class 2†
•	VIP Freedom Fund 2010 Portfolio: Service Class 2
•	VIP Freedom Fund 2020 Portfolio: Service Class 2
•	VIP Freedom Fund 2030 Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares

•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class* (formerly, AMT Limited Maturity Bond Portfolio: I Class*)
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust ("NVIT") (formerly Gartmore Variable Insurance Trust (“GVIT”))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class VI†
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II (formerly, GVIT Small Cap Growth Fund)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II (formerly, GVIT Small Cap Value Fund)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class II (formerly, GVIT Small Company Fund)
•	Nationwide NVIT Global Health Sciences Fund: Class VI†
•	Nationwide NVIT Global Technology and Communications Fund: Class VI†
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class II
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class II
•	NVIT International Index Fund: Class VIII†
•	NVIT International Value Fund: Class VI†
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Nationwide® Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class II*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 4†
•	Oppenheimer High Income Fund/VA: Class 4†
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*
•	U.S. Real Estate Portfolio: Class II

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II
Dreyfus
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid Cap Growth Portfolio: S Class

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Service Shares

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class II
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2
Janus Aspen Series
•	International Growth Portfolio: Service Shares

Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class II
•	Gartmore NVIT Global Utilities Fund: Class II
•	Nationwide NVIT Global Financial Services Fund: Class II
•	Nationwide NVIT Global Health Sciences Fund: Class II
•	Nationwide NVIT Global Technology and Communications Fund: Class II
•	NVIT International Value Fund: Class II

Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Service Shares
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific information).

Glossary of Special Terms

Accumulation unit - An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date - The date on which annuity payments begin.

Annuity commencement date - The date on which annuity payments are scheduled to begin.

Annuity unit - An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value - The value of all accumulation units in a contract plus any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract year - Each year the contract is in force beginning with the date the contract is issued.

FDIC - Federal Deposit Insurance Corporation.

General account - All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract - A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide - Nationwide Life Insurance Company.

NCUSIF - National Credit Union Share Insurance Fund.

Net asset value - The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts - Divisions of the variable account for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date - Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period - The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

Variable account - Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	4
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	8
Example	9
Synopsis of the Contracts	9
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	11
Financial Statements	11
Nationwide Life Insurance Company	11
Nationwide Investment Services Corporation	11
Investing in the Contract	11
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	13
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Standard Charges and Deductions	14
Variable Account Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	15
Death Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector II Option
Capital Preservation Plus Option
Removal of Variable Account Charges	21
Ownership and Interests in the Contract	21
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	23
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	26
Surrender (Redemption) Prior to Annuitization	26
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	26

Table of Contents (continued)	Page
Surrenders Under Certain Plan Types	26
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	27
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	28
Contract Owner Services	28
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service
Death Benefits	30
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	33
Annuitizing the Contract	33
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	35
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	35
Legal Proceedings	36
Table of Contents of Statement of Additional Information	38
Appendix A: Underlying Mutual Funds	39
Appendix B: Condensed Financial Information	49
Appendix C: Contract Types and Tax Information	72

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$25[1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%[3]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[4]
Variable Account Charge	1.60%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option (available beginning May 1, 2004 (or a later date if state law requires) Total Variable Account Charges (including this option only)	0.20%[5] 1.80%
One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.20% 1.80%
Combination Enhanced Death Benefit II Option (available beginning May 1, 2004 (or a later date if state law requires) Total Variable Account Charges (including this option only)	0.35%[6] 1.95%
Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.30%[7] 1.90%
(continued on next page)

1 Nationwide may assess a loan processing fee at the time each new loan is processed.  Currently, Nationwide does not assess a loan processing fee.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.

2Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

3The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

4These charges apply only to sub-account allocations.  They do not apply to allocations made to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

5 The One-Month Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

6 The Combination Enhanced Death Benefit II Option is only available for contracts with annuitants age 75 or younger at the time of application.

7 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

Recurring Contract Expenses (continued)
Spousal Protection Annuity Option Total Variable Account Charges (including this option only)	0.20%[1] 1.80%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%[2] 1.95%
Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%[3] 2.10%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.60%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.00%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2006, charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.25%	11.49%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a 1% short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class IV
•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund IV – VIP Energy Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	NVIT – Federated NVIT High Income Bond Fund: Class III
•	NVIT – Gartmore NVIT Emerging Markets Fund: Class VI
•	NVIT – Nationwide NVIT Global Health Sciences Fund: Class VI
•	NVIT – Nationwide NVIT Global Technology and Communications Fund: Class VI
•	NVIT - NVIT International Index Fund: Class VIII

1For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the option is 0.10% of the daily net assets of the variable account for the duration of the contract.

2 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

3 The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

•	NVIT –NVIT International Value Fund: Class VI
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 4
•	Oppenheimer VariableAccount Funds – Oppenheimer High Income Fund/VA: Class 4

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.00%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (11.49%)	1,521	4,114	6,204	9,824	1,521	4,114	6,204	9,824	*	4,114	6,204	9,824
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	341	1,040	1,761	3,667	341	1,040	1,761	3,667	*	1,040	1,761	3,667

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract and no sales loads will be assessed on the new contract.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity	$10,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.60% of the daily net assets of the variable account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charges*
One-Month Enhanced Death Benefit II Option[1]	0.20%
One-Month Enhanced Death Benefit Option[2]	0.20%
Combination Enhanced Death Benefit II Option[3]	0.35%
Combination Enhanced Death Benefit Option[4]	0.30%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1The One-Month Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

2The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.

3The Combination Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

4The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option and is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application.  If the contract owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004, (or prior to approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with annuitants age 75 or younger at the time of application.  If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.35%.

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Charges for Optional Benefits

The charges associated with optional benefits will not be assessed after annuitization.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax

Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free-look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values.  All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on October 7, 1981 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund.  Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the Guaranteed Term Options will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limite the availability of certain fetures or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.5%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Variable Account Charge

Nationwide deducts a Variable Account Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.60% of the daily net assets of the variable account.  This fee compensates Nationwide for expenses incurred in the day-to-day business of distributing, issuing and maintaining annuity contracts.  If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For an additional charge, the contract owner may elect an available death benefit option depending on when the contract is issued.  The charges associated with each option will be assessed until annuitization and will be assessed on variable account allocations only.

One-Month Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit, or the contract value as of the date of the annuitant's death;

	(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)		the total of all purchase payments, less an adjustment for amounts surrendered; or
(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 30.

One-Month Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit II Option, the applicant can elect the One-Month Enhanced Death Benefit Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.  Once state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available.  The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that there is no restriction as to the annuitant's age and for item (3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (subject to similar adjustments).  Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit, or the contract value as of the date of the annuitant's death;

	(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)		the total of all purchase payments, less an adjustment for amounts surrendered;
(3)		the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or
(4)		the 5% interest anniversary value.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 30.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the Combination Enhanced Death Benefit II Option, the applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  Once state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available.  The Combination Enhanced Death Benefit Option is the same as the Combination Enhanced Death Benefit II Option, except that that this option has a lower price (0.30% of the daily net assets of the variable account) and the option is available for applicants with annuitants age 80 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, a contract owner can elect the Spousal Protection Annuity Option.  For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account.  The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued (or such younger date that is required by any elected optional benefits);

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant’s death, Nationwide will adjust the contract value to equal the death benefit value.  The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

The charge associated with this option is assessed on variable account allocations only.  Nationwide may realize a profit from the charge assessed for this option.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option.  In addition, allocations to the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the annuitant’s age at the time of application and, if applicable, the co-annuitant’s age at the time of the first annuitant’s death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	terminate the contract; or

(b)	continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant’s death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant’s death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant’s death.  If the co-annuitant is older than age 75 at the date of the first annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant’s death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first annuitant’s death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant’s death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program.  This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this “Capital Preservation Plus Option” provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from this charge.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the contract value would be available to be allocated among the underlying funds.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options, among underlying mutual funds.  This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option.  The enhanced program operates similarly to the standard program, but provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard version, in exchange for stricter limits as to how the contract owner may allocate the Non-Guaranteed Term Option component.  When enhanced programs are offered, the charge will be the same as the charge associated with the standard Capital Preservation Plus Option.

It is possible, under certain programs, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the available underlying mutual funds.  The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.  Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option.  Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective.  The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

During the CPP program period, the following investment options are available for the Non-Guaranteed Term Option component:

1.      if the Custom Portfolio Asset Rebalancing Service is available, one of the models available through that service (see "Contract Owner Services”); or

2.      any combination of the underlying mutual funds listed below (hereafter, the “CPP investment options”).

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Value Fund: Class II
•	American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Service Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
Lehman Brothers Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Nationwide NVIT Government Bond Fund: Class I
•	Nationwide NVIT Investor Destinations Funds
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class II
•	Nationwide NVIT Money Market Fund: Class I
•	Nationwide NVIT U.S. Growth Leaders Fund: Class II
•	NVIT Mid Cap Index Fund: Class I NVIT Nationwide® Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class II

Neuberger Berman Advisers Management Trust
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Main Street Fund®/VA: Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen – The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth & Income Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Forty Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid Cap Growth Portfolio: Class S

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class II

Note, however, that if the contract owner wishes to take advantage of an enhanced version of the Capital Preservation Plus Option, the list of available investment options may be restricted further than that which is listed above.

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

If the Custom Portfolio Asset Rebalancing Service is available as a Non-Guaranteed Term Option, the contract owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the contract owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Custom Portfolio Asset Rebalancing Service to the CPP investment options, all sub-account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the contract owner elects to participate in the Nationwide Allocation Architect service or the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

For those contracts that have elected an enhanced version of the Capital Preservation Plus Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.  Amounts credited under this option are considered earnings, not purchase payments.  If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the variable account value will be calculated using unit values with variable account charges of 1.95% until the second benefit is applied and the charge is no longer assessed.  At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed.  From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.60%.  Thus, the Beneficiary Protector II Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value.  Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa.  For example, sub-account X with charges of 1.95% will have a lower unit value than sub-account X with charges of 1.60% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust.  If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse.  The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (subject to the conditions set forth in the "Spousal Protection Annuity Option" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid.  The contract owner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner’s spouse);

•	contingent owner;

•	annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	co-annuitant (must be the annuitant’s spouse);

•	joint annuitant (subject to Nationwide’s underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner.  Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity	$10,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.  Nationwide's consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year’s Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner.  The factor is equal to an annualized rate ranging from 1.60% to 3.00% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide’s one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.  In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner  will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)       request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;

(2)       request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3)       instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Transfers Prior to Annuitization

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.  Guaranteed Term Options are not available after annuitization.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

Right to Examine and Cancel

Contract owners have a ten day "free-look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free-look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation.  Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant’s death, contract owners may generally surrender some or all of their contract value.  Surrenders from the contract may be subject to federal income tax and/or a tax penalty.  See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See “Pricing”).

Nationwide is required by state law to reserve the right to postpone payment of assets in the Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities.  Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account, unless the contract owner directs otherwise, and will be subject to any variable account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the Federated Insurance Series – Federated Quality Bond Fund II: Service Shares, Fidelity Variable Insurance Products Fund II – VIP Investment Grade Bond Portfolio: Service Class 2, NVIT – Nationwide NVIT Government Bond Fund: Class I, NVIT – Nationwide NVIT Investor Destinations Conservative Fund: Class II, NVIT – Nationwide NVIT Money Market Fund: Class I, and Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class to any other underlying mutual fund(s).  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free-look period.

Custom Portfolio Asset Rebalancing Service

Nationwide may make the Custom Portfolio Asset Rebalancing Service available for use by contract owners who have elected the CPP Lifetime Income Option or the Lifetime Income Option. This service is an asset rebalancing program with pre-selected asset categories determined by a independent third party from which you can choose underlying funds.

Election of the Custom Portfolio Asset Rebalancing Program

There is no additional charge for participation in the Custom Portfolio Asset Rebalancing Service.  You may elect this program by submitting the Nationwide Custom Portfolio Asset Rebalancing Program administrative form to the Nationwide home office. You cannot participate in Asset Rebalancing or Dollar Cost Averaging while enrolled in the Custom Portfolio Asset Rebalancing Service.

You should consult a qualified financial adviser to help you determine your allocation based on your financial needs, time horizon, and willingness to accept investment risk.

Prior to enrollment in the Custom Portfolio Asset Rebalancing Service, a complete list of the program rules will be given to you.

Changing Asset Categories

You may elect to change asset categories at any time.  An election to change asset categories must be communicated to Nationwide in writing to the Nationwide home office by way of a Custom Portfolio Asset Rebalancing Service administrative form. Changes made in accordance with an election to change asset categories will be immediate, will be subject to Short-Term Trading Fees and will count as a “transfer event” as specified under the Transfer Restrictions section.

Nationwide reserves the right to limit the number of times you can change asset categories each year.

Quarterly Rebalancing

At the end of each quarter we will reallocate the variable account contract value according to your current Custom Portfolio allocation.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio is not subject to Short-Term Trading Fees.

Terminating Participation in the Nationwide Custom Portfolio

Participation in the Custom Portfolio service may be terminated upon your written request. You must reallocate your contract value to the investment options available under the CPP Lifetime Income Option or to the Lifetime Income Option.

Nationwide reserves the right to terminate or modify the Custom Portfolio Asset Rebalancing Service at any time.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable.  If no contingent annuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option that is offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the contract value component which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)	(a)	if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit, or the contract value as of the date of the annuitant's death;
(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or
(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

	(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)		the total of all purchase payments, less an adjustment for amounts surrendered; or
(3)
the highest contract value on any contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

            The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant’s death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

One-Month Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit II Option at the time of application.  This death benefit option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

	(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)		the total of all purchase payments, less an adjustment for amounts surrendered; or
(3)
the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

	(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)		the total of all purchase payments, less an adjustment for amounts surrendered; or
(3)
the highest contract value on any monthly contract anniversary prior to the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

            The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application.  This death benefit option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.  This option is the same as the One-Month Enhanced Death Benefit II Option except that there is no restriction as to the annuitant's age and for item (3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (subject to similar adjustments).

Combination Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit II Option at the time of application.  The Combination Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

	(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)		the total of all purchase payments, less an adjustment for amounts surrendered;
(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)		the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant’s 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

	(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)		the total of all purchase payments, less an adjustment for amounts surrendered;
(3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)		the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the contract value.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.  This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and the option is available for applicants with annuitants age 80 or younger at the time of application.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Generally, the contract owner designates the annuity commencement date at the time of application.  If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 ½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VariableAnnuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the variable account value on the annuitization date;

•	the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the annuitization date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date.  This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another.  After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due.  The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5%  for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20.  The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date.  If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the annuitant’s age (and the joint annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant.  After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant’s lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports, are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b)

deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        American Century Global Investment Management, Inc.
Investment Objective:                                                        Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
Investment Adviser:                                                        American Century Global Investment Management, Inc.
Investment Objective:                                                        Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term total return using a strategy that seeks to protect against U.S.
inflation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Investment Objective:                                                        Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Investment Objective:                                                        Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Investments Money Management, Inc.
Investment Objective:                                                        High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:                                                        Franklin Advisors, Inc.
Investment Objective:                                                        Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                        Franklin Advisory Services, LLC
Investment Objective:                                                        Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                                                        Franklin Advisory Services, LLC
Investment Objective:                                                        Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                        Templeton Asset Management, Ltd.
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        Templeton Investment Counsel, LLC
Investment Objective:                                                        Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                                                        Templeton Investment Counsel, LLC
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                        Franklin Advisors, Inc.
Investment Objective:                                                        High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Sub-adviser:                                                        Enhanced Investment Technologies, LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                        Massachusetts Financial Services Company
Investment Objective:                                                        Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:                                                        Massachusetts Financial Services Company
Investment Objective:                                                        Capital appreciation and reasonable income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Income and more price stability than stocks, and capital preservation over the long term.  Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:                                                        Capital Research and Management Company
Investment Objective:                                                        The fund seeks to make shareholders' investments grow and provide income over time by investing primarily in common stock of companies or other securities that demonstrate the potential for appreciation and/or dividends.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class VI
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
 Company

Investment Objective:                                                        Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley Investment
Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment
Management Company

Investment Objective:                                                        Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class VI
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class VI
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for Nationwide
NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        To match the performance of the Morgan Stanley Capital International
Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        The Boston Company Asset Management LLC
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class VI
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        The Boston Company Asset Management LLC
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.60%) and contracts with all optional benefits available on December 31, 2006 (the maximum variable account charge of 3.00%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                        1-800-848-6331, TDD 1-800-238-3035
writing:                        Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                     www.nationwide.com

The Nationwide Variable Insurance Trust – American Funds NVIT Growth-Income Fund: Class II and the Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA Class 4† were added to the variable account on May 1, 2007.  Therefore, no Condensed Financial Information is available.

No Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.888644	17.658499	11.14%	27,479	2006
	15.314957	15.888644	3.75%	21,951	2005
	14.041976	15.314957	9.07%	19,367	2004
	10.000000	14.041976	40.42%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.913148	15.564192	4.37%	4,976	2006
	13.957607	14.913148	6.85%	0	2005
	13.339769	13.957607	4.63%	275	2004
	10.000000	13.339769	33.40%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	17.001606	19.450049	14.40%	6,979	2006
	15.812072	17.001606	7.52%	943	2005
	13.940527	15.812072	13.43%	0	2004
	10.000000	13.940527	39.41%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.390535	17.717215	15.12%	333	2006
	14.952834	15.390535	2.93%	4,466	2005
	13.662722	14.952834	9.44%	5,000	2004
	10.000000	13.662722	36.63%	4,160	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	18.155414	20.402960	12.38%	207	2006
	17.302381	18.155414	4.93%	656	2005
	14.766948	17.302381	17.17%	766	2004
	10.000000	14.766948	47.67%	953	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.315119	17.604714	14.95%	503	2006
	14.890772	15.315119	2.85%	927	2005
	13.442526	14.890772	10.77%	1,013	2004
	10.000000	13.442526	34.43%	503	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	16.290886	19.997509	22.75%	101	2006
	14.636650	16.290886	11.30%	101	2005
	12.959792	14.636650	12.94%	2,426	2004
	10.000000	12.959792	29.60%	37,788	2003*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.186722	13.234752	18.31%	8,678	2006
	10.000000	11.186722	11.87%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.495190	15.353125	22.87%	1,337	2006
	11.239611	12.495190	11.17%	5,239	2005
	10.000000	11.239611	12.40%	699	2004*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.210952	13.510297	-4.93%	13,996	2006
	14.161712	14.210952	0.35%	14,540	2005
	13.013813	14.161712	8.82%	14,323	2004
	10.000000	13.013813	30.14%	1,522	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.726464	18.332945	16.57%	22,677	2006
	15.241548	15.726464	3.18%	6,124	2005
	13.566392	15.241548	12.35%	0	2004
	10.000000	13.566392	35.66%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.334020	12.143018	7.14%	5,404	2006
	10.000000	11.334020	13.34%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.813529	10.809888	-0.03%	23,300	2006
	10.819794	10.813529	-0.06%	24,686	2005
	10.391879	10.819794	4.12%	60,202	2004
	10.000000	10.391879	3.92%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.403088	20.719191	12.59%	9,143	2006
	17.439945	18.403088	5.52%	5,834	2005
	14.541108	17.439945	19.94%	4,954	2004
	10.000000	14.541108	45.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.822632	16.804113	13.37%	52,418	2006
	14.423465	14.822632	2.77%	51,419	2005
	13.282860	14.423465	8.59%	46,383	2004
	10.000000	13.282860	32.83%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.369024	15.287971	14.35%	4,908	2006
	13.048499	13.369024	2.46%	1,987	2005
	12.653727	13.048499	3.12%	4,198	2004
	10.000000	12.653727	26.54%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.622711	15.914678	1.87%	738	2006
	15.040310	15.622711	3.87%	807	2005
	13.764492	15.040310	9.27%	807	2004
	10.000000	13.764492	37.64%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.771489	16.931977	14.63%	5,563	2006
	14.326726	14.771489	3.10%	4,244	2005
	13.296363	14.326726	7.75%	4,509	2004
	10.000000	13.296363	32.96%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.652916	15.555400	13.93%	3,832	2006
	13.643002	13.652916	0.07%	3,832	2005
	12.944483	13.643002	5.40%	3,832	2004
	10.000000	12.944483	29.44%	1,638	2003*

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.284704	2.85%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.341756	10.575637	2.26%	18,084	2006
	10.406737	10.341756	-0.62%	12,367	2005
	10.236130	10.406737	1.67%	8,656	2004
	10.000000	10.236130	2.36%	814	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.572455	18.377949	18.02%	43,474	2006
	14.989922	15.572455	3.89%	33,095	2005
	13.695185	14.989922	9.45%	28,431	2004
	10.000000	13.695185	36.95%	13,068	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.577120	15.287281	4.87%	5,874	2006
	14.040855	14.577120	3.82%	4,514	2005
	13.837109	14.040855	1.47%	3,447	2004
	10.000000	13.837109	38.37%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	19.263360	22.324984	15.89%	0	2006
	16.480203	19.263360	16.89%	0	2005
	14.780296	16.480203	11.50%	6,806	2004
	10.000000	14.780296	47.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.870128	14.920770	15.93%	22,754	2006
	11.014450	12.870128	16.85%	14,641	2005
	10.000000	11.014450	10.14%	3,999	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	17.370082	19.046959	9.65%	51,668	2006
	15.132524	17.370082	14.79%	24,075	2005
	13.354150	15.132524	13.32%	11,847	2004
	10.000000	13.354150	33.54%	3,576	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.582306	10.844196	2.47%	23,728	2006
	10.553929	10.582306	0.27%	21,925	2005
	10.294225	10.553929	2.52%	17,973	2004
	10.000000	10.294225	2.94%	12,715	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	20.404472	22.569273	10.61%	27,438	2006
	17.569807	20.404472	16.13%	20,119	2005
	14.323670	17.569807	22.66%	15,751	2004
	10.000000	14.323670	43.24%	4,315	2003*

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.370886	15.343753	14.75%	6,641	2006
	10.000000	13.370886	33.71%	1,622	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.681338	11.517879	7.83%	9,405	2006
	10.000000	10.681338	6.81%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.987647	12.077926	9.92%	0	2006
	10.000000	10.987647	9.88%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.195544	12.440804	11.12%	0	2006
	10.000000	11.195544	11.96%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.769584	21.426839	14.16%	6,562	2006
	18.621989	18.769584	0.79%	7,063	2005
	16.624081	18.621989	12.02%	5,330	2004
	10.000000	16.624081	66.24%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	11.097057	10.97%	54,057	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.635223	16.867731	15.25%	29,344	2006
	14.379808	14.635223	1.78%	30,927	2005
	13.165549	14.379808	9.22%	22,817	2004
	10.000000	13.165549	31.66%	3,588	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.754252	21.588889	15.11%	23,856	2006
	17.522146	18.754252	7.03%	15,016	2005
	14.389863	17.522146	21.77%	13,810	2004
	10.000000	14.389863	43.90%	4,367	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.668305	15.977560	26.12%	12,925	2006
	10.000000	12.668305	26.68%	1,351	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.387393	20.779294	19.51%	8,198	2006
	16.038366	17.387393	8.41%	9,037	2005
	13.751167	16.038366	16.63%	15,771	2004
	10.000000	13.751167	37.51%	39,099	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.465022	14.898644	19.52%	32,407	2006
	11.501699	12.465022	8.38%	23,016	2005
	10.000000	11.501699	15.02%	5,856	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.776034	10.855571	11.04%	10,214	2006
	10.000000	9.776034	-2.24%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.006046	14.251228	9.57%	13,651	2006
	12.276441	13.006046	5.94%	13,651	2005
	11.520606	12.276441	6.56%	13,561	2004
	10.000000	11.520606	15.21%	13,278	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	16.012813	17.193769	7.38%	7,093	2006
	14.457079	16.012813	10.76%	4,094	2005
	12.454292	14.457079	16.08%	4,094	2004
	10.000000	12.454292	24.54%	1,583	2003*

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	15.353585	16.759641	9.16%	0	2006
	14.067422	15.353585	9.14%	0	2005
	12.170561	14.067422	15.59%	0	2004
	10.000000	12.170561	21.71%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	21.815277	31.552508	44.63%	0	2006
	16.802152	21.815277	29.84%	0	2005
	14.386862	16.802152	16.79%	0	2004
	10.000000	14.386862	43.87%	59,193	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.776907	21.391393	44.76%	9,681	2006
	11.374522	14.776907	29.91%	596	2005
	10.000000	11.374522	13.75%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.952665	10.205378	2.54%	12,012	2006
	9.970148	9.952665	-0.18%	18,813	2005
	10.053922	9.970148	-0.83%	12,776	2004
	10.000000	10.053922	0.54%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.871721	14.647444	5.59%	8,120	2006
	13.524972	13.871721	2.56%	10,780	2005
	12.611711	13.524972	7.24%	10,499	2004
	10.000000	12.611711	26.12%	2,474	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.508758	18.390788	18.58%	10,737	2006
	14.802915	15.508758	4.77%	1,795	2005
	13.101256	14.802915	12.99%	1,201	2004
	10.000000	13.101256	31.01%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.100041	15.639468	3.57%	4,423	2006
	14.912765	15.100041	1.26%	4,562	2005
	13.546314	14.912765	10.09%	3,629	2004
	10.000000	13.546314	35.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.625396	13.999977	20.43%	9,143	2006
	10.000000	11.625396	16.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	16.008068	18.032072	12.64%	0	2006
	14.342226	16.008068	11.61%	0	2005
	12.561301	14.342226	14.18%	0	2004
	10.000000	12.561301	25.61%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.538079	12.595551	9.17%	7,851	2006
	10.000000	11.538079	15.38%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	14.349244	16.055160	11.89%	11,219	2006
	13.646139	14.349244	5.15%	11,219	2005
	12.242250	13.646139	11.47%	0	2004
	10.000000	12.242250	22.42%	0	2003*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.444700	4.45%	18,993	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.426790	4.27%	17,565	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.726774	7.27%	64,142	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.254148	2.54%	21,204	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	13.010580	14.160558	8.84%	4,180	2006
	12.914147	13.010580	0.75%	5,755	2005
	11.920518	12.914147	8.34%	38,655	2004
	10.000000	11.920518	19.21%	103,709	2003*

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.428702	11.349994	8.83%	1,548	2006
	10.000000	10.428702	4.29%	414	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	25.743289	34.532168	34.14%	597	2006
	19.769023	25.743289	30.22%	653	2005
	16.681255	19.769023	18.51%	5,661	2004
	10.000000	16.681255	66.81%	0	2003*

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	15.295088	20.553200	34.38%	12,792	2006
	11.731602	15.295088	30.38%	12,077	2005
	10.000000	11.731602	17.32%	3,736	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	16.557753	22.375845	35.14%	0	2006
	15.845755	16.557753	4.49%	0	2005
	12.429469	15.845755	27.49%	0	2004
	10.000000	12.429469	24.29%	0	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	16.228647	16.446395	1.34%	5,200	2006
	15.307615	16.228647	6.02%	4,872	2005
	13.746313	15.307615	11.36%	4,774	2004
	10.000000	13.746313	37.46%	526	2003*

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	19.466836	22.431312	15.23%	4,987	2006
	19.247126	19.466836	1.14%	5,357	2005
	16.718464	19.247126	15.12%	5,365	2004
	10.000000	16.718464	67.18%	952	2003*

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	18.879084	20.761119	9.97%	7,368	2006
	17.128629	18.879084	10.22%	3,587	2005
	14.654395	17.128629	16.88%	3,633	2004
	10.000000	14.654395	46.54%	520	2003*

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	18.443115	21.793953	18.17%	707	2006
	16.917366	18.443115	9.02%	773	2005
	14.236433	16.917366	18.83%	773	2004
	10.000000	14.236433	42.36%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	15.592487	15.717105	0.80%	0	2006
	14.646138	15.592487	6.46%	0	2005
	13.837460	14.646138	5.84%	0	2004
	10.000000	13.837460	38.37%	0	2003*

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.479012	10.561063	0.78%	9,803	2006
	9.838727	10.479012	6.51%	931	2005
	10.000000	9.838727	-1.61%	109	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	15.275946	16.637183	8.91%	666	2006
	15.644906	15.275946	-2.36%	729	2005
	15.282977	15.644906	2.37%	729	2004
	10.000000	15.282977	52.83%	0	2003*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.591089	11.589142	9.42%	359	2006
	10.846894	10.591089	-2.36%	110	2005
	10.000000	10.846894	8.47%	2,175	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	10.383839	10.559563	1.69%	9,453	2006
	10.218714	10.383839	1.62%	9,167	2005
	10.056798	10.218714	1.61%	9,061	2004
	10.000000	10.056798	0.57%	7,841	2003*

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.240596	11.743052	4.47%	6,623	2006
	11.057226	11.240596	1.66%	12,759	2005
	10.737468	11.057226	2.98%	11,790	2004
	10.000000	10.737468	7.37%	3,371	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.417219	13.248273	6.69%	7,610	2006
	12.076800	12.417219	2.82%	9,532	2005
	11.453215	12.076800	5.44%	20,693	2004
	10.000000	11.453215	14.53%	910	2003*

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.653042	14.960495	9.58%	291,245	2006
	13.170541	13.653042	3.66%	279,485	2005
	12.219426	13.170541	7.78%	236,116	2004
	10.000000	12.219426	22.19%	18,960	2003*

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	15.172866	17.101815	12.71%	45,917	2006
	14.400446	15.172866	5.36%	96,130	2005
	13.055735	14.400446	10.30%	47,352	2004
	10.000000	13.055735	30.56%	49,105	2003*

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	16.357271	18.811454	15.00%	56,339	2006
	15.400938	16.357271	6.21%	9,519	2005
	13.726044	15.400938	12.20%	9,658	2004
	10.000000	13.726044	37.26%	0	2003*

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	15.365730	16.578910	7.90%	8,526	2006
	14.247149	15.365730	7.85%	0	2005
	12.567045	14.247149	13.37%	1,571	2004
	10.000000	12.567045	25.67%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.929517	10.213733	2.86%	14,522	2006
	9.828303	9.929517	1.03%	33,639	2005
	9.907723	9.828303	-0.80%	276,960	2004
	10.000000	9.907723	-0.92%	267,074	2003*

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	18.099172	17.720367	-2.09%	9,191	2006
	16.466194	18.099172	9.92%	0	2005
	14.927789	16.466194	10.31%	1,373	2004
	10.000000	14.927789	49.28%	0	2003*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.846210	8.46%	4,654	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.863159	21.516083	20.45%	0	2006
	16.238833	17.863159	10.00%	0	2005
	13.752384	16.238833	18.08%	6,820	2004
	10.000000	13.752384	37.52%	0	2003*

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.613064	15.192857	20.45%	23,454	2006
	11.464644	12.613064	10.02%	18,879	2005
	10.000000	11.464644	14.65%	9,999	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	17.983657	19.446772	8.14%	15,300	2006
	16.302727	17.983657	10.31%	8,283	2005
	14.315619	16.302727	13.88%	5,044	2004
	10.000000	14.315619	43.16%	1,109	2003*

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	14.904674	16.632365	11.59%	11,377	2006
	14.150175	14.904674	5.33%	0	2005
	13.128576	14.150175	7.78%	0	2004
	10.000000	13.128576	31.29%	0	2003*

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	16.051165	18.252744	13.72%	10,751	2006
	15.691383	16.051165	2.29%	6,707	2005
	13.619525	15.691383	15.21%	5,377	2004
	10.000000	13.619525	36.20%	769	2003*

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	11.503052	11.867168	3.17%	6,067	2006
	11.440175	11.503052	0.55%	2,310	2005
	10.913127	11.440175	4.83%	1,949	2004
	10.000000	10.913127	9.13%	766	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.767643	15.648279	5.96%	3,084	2006
	14.311213	14.767643	3.19%	3,129	2005
	13.641397	14.311213	4.91%	2,549	2004
	10.000000	13.641397	36.41%	2,201	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	19.858496	22.934794	15.49%	1,892	2006
	17.692814	19.858496	12.24%	1,919	2005
	15.125050	17.692814	16.98%	1,942	2004
	10.000000	15.125050	51.25%	55,103	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.927265	14.934359	15.53%	17,118	2006
	11.518744	12.927265	12.23%	14,354	2005
	10.000000	11.518744	15.19%	12,961	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.986985	13.958843	7.48%	2,125	2006
	12.938142	12.986985	0.38%	9,961	2005
	12.092593	12.938142	6.99%	8,680	2004
	10.000000	12.092593	20.93%	106,476	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	14.641582	16.534344	12.93%	8,367	2006
	14.071167	14.641582	4.05%	13,783	2005
	13.101729	14.071167	7.40%	9,640	2004
	10.000000	13.101729	31.02%	4,820	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	19.118454	21.571062	12.83%	5,258	2006
	17.708055	19.118454	7.96%	1,676	2005
	15.099793	17.708055	17.27%	2,791	2004
	10.000000	15.099793	51.00%	0	2003*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.916589	15.873489	14.06%	4,830	2006
	13.439563	13.916589	3.55%	4,840	2005
	12.292191	13.439563	9.33%	4,848	2004
	10.000000	12.292191	22.92%	3,892	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.983722	20.088657	25.68%	0	2006
	14.477008	15.983722	10.41%	248	2005
	12.661737	14.477008	14.34%	248	2004
	10.000000	12.661737	26.62%	71,992	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.605700	13.078796	3.75%	0	2006
	12.120096	12.605700	4.01%	0	2005
	11.726971	12.120096	3.35%	0	2004
	10.000000	11.726971	17.27%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.194685	12.043722	7.58%	10,880	2006
	10.000000	11.194685	11.95%	4,773	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.523778	12.287032	16.75%	73,223	2006
	10.000000	10.523778	5.24%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.020034	10.257077	2.37%	3,987	2006
	10.000000	10.020034	0.20%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.585324	10.787340	1.91%	14,499	2006
	10.349803	10.585324	2.28%	2,475	2005
	10.106459	10.349803	2.41%	1,592	2004
	10.000000	10.106459	1.06%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	15.026650	16.384383	9.04%	0	2006
	13.617677	15.026650	10.35%	0	2005
	12.571945	13.617677	8.32%	0	2004
	10.000000	12.571945	25.72%	0	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	20.762036	28.126967	35.47%	3,770	2006
	18.071423	20.762036	14.89%	4,069	2005
	13.496647	18.071423	33.90%	1,615	2004
	10.000000	13.496647	34.97%	418	2003*

Maximum Additional Contract Options Elected (Total 3.00%)
(Variable account charges of 3.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	14.044173	15.387143	9.56%	0	2006
	13.731881	14.044173	2.27%	0	2005
	12.772184	13.731881	7.51%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.173108	13.553086	2.88%	0	2006
	12.506429	13.173108	5.33%	0	2005
	12.125334	12.506429	3.14%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.086644	17.014412	12.78%	0	2006
	14.232956	15.086644	6.00%	0	2005
	12.729398	14.232956	11.81%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.322441	15.118942	13.48%	0	2006
	13.129797	13.322441	1.47%	0	2005
	12.170062	13.129797	7.89%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.109928	17.847442	10.79%	0	2006
	15.573848	16.109928	3.44%	0	2005
	13.483465	15.573848	15.50%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.530245	15.332417	13.32%	0	2006
	13.344635	13.530245	1.39%	0	2005
	12.220559	13.344635	9.20%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	15.217279	18.414683	21.01%	0	2006
	13.868763	15.217279	9.72%	0	2005
	12.457066	13.868763	11.33%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	12.201804	14.779987	21.13%	0	2006
	11.133617	12.201804	9.59%	0	2005
	10.000000	11.133617	11.34%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	11.081032	12.923783	16.63%	0	2006
	10.000000	11.081032	10.81%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.369972	11.593156	-6.28%	0	2006
	12.504494	12.369972	-1.08%	0	2005
	11.656728	12.504494	7.27%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.851642	15.918394	14.92%	0	2006
	13.617689	13.851642	1.72%	0	2005
	12.295881	13.617689	0.75%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	11.227000	11.857597	5.62%	0	2006
	10.000000	11.227000	12.27%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.358916	10.208498	-1.45%	0	2006
	10.514102	10.358916	-1.48%	0	2005
	10.244027	10.514102	2.64%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	16.298183	18.089017	10.99%	0	2006
	15.667349	16.298183	4.03%	0	2005
	13.251580	15.667349	18.23%	0	2004

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.004561	14.533868	11.76%	0	2006
	12.836430	13.004561	1.31%	0	2005
	11.991891	12.836430	7.04%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.872011	13.383510	12.73%	0	2006
	11.754107	11.872011	1.00%	0	2005
	11.562979	11.754107	1.65%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.920690	13.979570	0.42%	0	2006
	13.594518	13.920690	2.40%	0	2005
	12.620879	13.594518	7.71%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.302143	15.031453	13.00%	0	2006
	13.087265	13.302143	1.64%	0	2005
	12.321287	13.087265	6.22%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.105400	13.596609	12.32%	0	2006
	12.270685	12.105400	-1.35%	0	2005
	11.810432	12.270685	3.90%	0	2004

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares - Q/NQ	10.000000	10.187464	1.87%	0	2006*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.777323	9.856585	0.81%	0	2006
	9.980384	9.777323	-2.03%	0	2005
	9.958461	9.980384	0.22%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.757877	16.006173	16.34%	0	2006
	13.433771	13.757877	2.41%	0	2005
	12.450518	13.433771	7.90%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.614528	13.041325	3.38%	0	2006
	12.325260	12.614528	2.35%	0	2005
	12.321736	12.325260	0.03%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	18.165258	20.753700	14.25%	0	2006
	15.764268	18.165258	15.23%	0	2005
	14.342175	15.764268	9.92%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	12.567998	14.363796	14.29%	0	2006
	10.910580	12.567998	15.19%	0	2005
	10.000000	10.910580	9.11%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.502973	16.758440	8.10%	0	2006
	13.700175	15.502973	13.16%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	9.988168	10.090136	1.02%	0	2006
	10.104772	9.988168	-1.15%	0	2005
	9.998360	10.104772	1.06%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	19.082135	20.807151	9.04%	0	2006
	16.667474	19.082135	14.49%	0	2005
	13.784006	16.667474	20.92%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.050754	18.063175	12.54%	0	2006
	16.153653	16.050754	-0.64%	0	2005
	14.628647	16.153653	10.42%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2 - Q/NQ	13.244735	14.983295	13.13%	0	2006
	10.000000	13.244735	32.45%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.580382	11.247150	6.30%	0	2006
	10.000000	10.580382	5.80%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.883823	11.794078	8.36%	0	2006
	10.000000	10.883823	8.84%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	11.089775	12.148444	9.55%	0	2006
	10.000000	11.089775	10.90%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.000000	10.992170	9.92%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.004019	14.775106	13.62%	0	2006
	12.960924	13.004019	0.33%	0	2005
	12.037719	12.960924	7.67%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	16.552545	18.784090	13.48%	0	2006
	15.687533	16.552545	5.51%	0	2005
	13.069029	15.687533	20.04%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.548694	15.602208	24.33%	0	2006
	10.000000	12.548694	25.49%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.952834	18.794486	17.81%	0	2006
	14.926826	15.952834	6.87%	0	2005
	12.982764	14.926826	14.97%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	12.172389	14.342545	17.83%	0	2006
	11.393278	12.172389	6.84%	0	2005
	10.000000	11.393278	13.93%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.330125	11.083244	7.29%	0	2006
	10.000000	10.330125	3.30%	0	2005*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.857903	12.808832	8.02%	0	2006
	11.353765	11.857903	4.44%	0	2005
	10.808494	11.353765	5.04%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.411129	15.254372	5.85%	0	2006
	13.198153	14.411129	9.19%	0	2005
	11.533772	13.198153	14.43%	0	2004

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.778610	15.903169	7.61%	0	2006
	13.735407	14.778610	7.59%	0	2005
	12.054751	13.735407	13.94%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	19.770989	28.190307	42.58%	0	2006
	15.446543	19.770989	28.00%	0	2005
	13.416937	15.446543	15.13%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	14.430126	20.593210	42.71%	0	2006
	11.267251	14.430126	28.07%	0	2005
	10.000000	11.267251	12.67%	0	2004*

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.520585	9.623829	1.08%	0	2006
	9.674583	9.520585	-1.59%	0	2005
	9.896690	9.674583	-2.24%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.129688	12.626246	4.09%	0	2006
	11.996655	12.129688	1.11%	0	2005
	11.348022	11.996655	5.72%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.918460	16.270888	16.90%	0	2006
	13.476133	13.918460	3.28%	0	2005
	12.099045	13.476133	11.38%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.382905	13.664225	2.10%	0	2006
	13.407076	13.382905	-0.18%	0	2005
	12.354291	13.407076	8.52%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.515595	13.671044	18.72%	0	2006
	10.000000	11.515595	15.16%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Mid Cap Growth Portfolio: S Class - Q/NQ	15.335553	17.029385	11.05%	0	2006
	13.937311	15.335553	10.03%	0	2005
	12.382824	13.937311	12.55%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.429104	12.299533	7.62%	0	2006
	10.000000	11.429104	14.29%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.811769	15.234573	10.30%	0	2006
	13.323991	13.811769	3.66%	0	2005
	12.125720	13.323991	9.88%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	10.000000	10.345915	3.46%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.000000	10.328221	3.28%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.000000	10.625350	6.25%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	10.000000	10.157143	1.57%	0	2006*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	11.555941	12.398960	7.30%	0	2006
	11.635371	11.555941	-0.68%	0	2005
	10.895081	11.635371	6.79%	0	2004

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	10.330125	11.083244	7.29%	0	2006
	10.000000	10.330125	3.30%	0	2005*

NVIT Gartmore NVIT Emerging Markets Fund: Class II - Q/NQ	23.602724	31.211765	32.24%	0	2006
	18.385742	23.602724	28.38%	0	2005
	15.737851	18.385742	16.82%	0	2004

NVIT Gartmore NVIT Emerging Markets Fund: Class VI - Q/NQ	14.936138	19.786180	32.47%	0	2006
	11.620950	14.936138	28.53%	0	2005
	10.000000	11.620950	16.21%	0	2004*

NVIT Gartmore NVIT Global Utilities Fund: Class II - Q/NQ	15.201056	20.251226	33.22%	0	2006
	14.756746	15.201056	3.01%	0	2005
	11.742117	14.756746	25.67%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class II - Q/NQ	14.173418	14.159664	-0.10%	0	2006
	13.561289	14.173418	4.51%	0	2005
	12.353823	13.561289	9.77%	0	2004

NVIT Nationwide Multi-Manager NVIT Small Cap Value Fund: Class II - Q/NQ	16.560293	18.811410	13.59%	0	2006
	16.608962	16.560293	-0.29%	0	2005
	14.635046	16.608962	13.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide Multi-Manager NVIT Small Company Fund: Class II - Q/NQ	16.602704	17.998708	8.41%	0	2006
	15.279962	16.602704	8.66%	0	2005
	13.261330	15.279962	15.22%	0	2004

NVIT Nationwide NVIT Global Financial Services Fund: Class II - Q/NQ	16.546643	19.275564	16.49%	0	2006
	15.396146	16.546643	7.47%	0	2005
	13.143162	15.396146	17.14%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class II - Q/NQ	13.485238	13.400062	-0.63%	0	2006
	12.849077	13.485238	4.95%	0	2005
	12.314820	12.849077	4.34%	0	2004

NVIT Nationwide NVIT Global Health Sciences Fund: Class VI - Q/NQ	10.232874	10.166600	-0.65%	0	2006
	9.745889	10.232874	5.00%	0	2005
	10.000000	9.745889	-2.54%	0	2004*

NVIT Nationwide NVIT Global Technology and Communications Fund: Class II - Q/NQ	13.311177	14.291610	7.37%	0	2006
	13.828908	13.311177	-3.74%	0	2005
	13.703908	13.828908	0.91%	0	2004

NVIT Nationwide NVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.342363	11.156378	7.87%	0	2006
	10.744627	10.342363	-3.74%	0	2005
	10.000000	10.744627	7.45%	0	2004*

NVIT Nationwide NVIT Government Bond Fund: Class I - Q/NQ	9.886846	9.911521	0.25%	0	2006
	9.869660	9.886846	0.17%	0	2005
	9.853456	9.869660	0.16%	0	2004

NVIT Nationwide NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.578245	10.894316	2.99%	0	2006
	10.555429	10.578245	0.22%	0	2005
	10.398101	10.555429	1.51%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.492659	12.087882	5.18%	0	2006
	11.338438	11.492659	1.36%	0	2005
	10.908148	11.338438	3.94%	0	2004

NVIT Nationwide NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.449767	13.448467	8.02%	0	2006
	12.182617	12.449767	2.19%	0	2005
	11.465926	12.182617	6.25%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.652670	15.170057	11.11%	0	2006
	13.144074	13.652670	3.87%	0	2005
	12.088607	13.144074	8.73%	0	2004

NVIT Nationwide NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	14.536645	16.480522	13.37%	0	2006
	13.883674	14.536645	4.70%	0	2005
	12.552297	13.883674	10.61%	0	2004

NVIT Nationwide NVIT Mid Cap Growth Fund: Class II - Q/NQ	14.790227	15.731486	6.36%	0	2006
	13.910807	14.790227	6.32%	0	2005
	12.447452	13.910807	11.76%	0	2004

NVIT Nationwide NVIT Money Market Fund: Class I - Q/NQ	9.523654	9.657254	1.40%	0	2006
	9.562255	9.523654	-0.40%	0	2005
	9.778653	9.562255	-2.21%	0	2004

NVIT Nationwide NVIT U.S. Growth Leaders Fund: Class II - Q/NQ	15.449721	14.911641	-3.48%	0	2006
	14.257994	15.449721	8.36%	0	2005
	13.112408	14.257994	8.74%	0	2004

NVIT NVIT International Index Fund: Class VIII - Q/NQ	10.000000	10.743629	7.44%	0	2006*

NVIT NVIT International Value Fund: Class II - Q/NQ	17.194222	20.416599	18.74%	0	2006
	15.855639	17.194222	8.44%	0	2005
	13.621535	15.855639	16.40%	0	2004

NVIT NVIT International Value Fund: Class VI - Q/NQ	12.316928	14.625730	18.74%	0	2006
	11.356562	12.316928	8.46%	0	2005
	10.000000	11.356562	13.57%	0	2004*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	15.787890	16.830087	6.60%	0	2006
	14.518050	15.787890	8.75%	0	2005
	12.932427	14.518050	12.26%	0	2004

NVIT NVIT Nationwide® Fund: Class II - Q/NQ	13.144831	14.460442	10.01%	0	2006
	12.658973	13.144831	3.84%	0	2005
	11.914497	12.658973	6.25%	0	2004

NVIT Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ	14.204881	15.924078	12.10%	0	2006
	14.086302	14.204881	0.84%	0	2005
	12.402737	14.086302	13.57%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Multi Sector Bond Fund: Class I - Q/NQ	10.670945	10.852545	1.70%	0	2006
	10.765359	10.670945	-0.88%	0	2005
	10.417585	10.765359	3.34%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.813390	13.384802	4.46%	0	2006
	12.596024	12.813390	1.73%	0	2005
	12.179745	12.596024	3.42%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.852904	20.326030	13.85%	0	2006
	16.134732	17.852904	10.65%	0	2005
	13.992061	16.134732	15.31%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	12.623796	14.376897	13.89%	0	2006
	11.410155	12.623796	10.64%	0	2005
	10.000000	11.410155	14.10%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.424828	12.105578	5.96%	0	2006
	11.545695	11.424828	-1.05%	0	2005
	10.946842	11.545695	5.47%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ	12.995821	14.467660	11.33%	0	2006
	12.669212	12.995821	2.58%	0	2005
	11.966557	12.669212	5.87%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ	16.690577	18.564541	11.23%	0	2006
	15.681628	16.690577	6.43%	0	2005
	13.564722	15.681628	15.61%	0	2004

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	13.395341	15.062228	12.44%	0	2006
	13.122322	13.395341	2.08%	0	2005
	12.175198	13.122322	7.78%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	15.385074	19.062055	23.90%	0	2006
	14.135312	15.385074	8.84%	0	2005
	12.541188	14.135312	12.71%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.133523	12.410247	2.28%	0	2006
	11.833977	12.133523	2.53%	0	2005
	11.615366	11.833977	1.88%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.088903	11.760651	6.06%	0	2006
	10.000000	11.088903	10.89%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.424316	11.998293	15.10%	0	2006
	10.000000	10.424316	4.24%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	9.925287	10.015926	0.91%	0	2006
	10.000000	9.925287	-0.75%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.188567	10.235700	0.46%	0	2006
	10.105264	10.188567	0.82%	0	2005
	10.010085	10.105264	0.95%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	14.395157	15.473146	7.49%	0	2006
	13.233122	14.395157	8.78%	0	2005
	12.393221	13.233122	6.78%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	19.889979	26.563733	33.55%	0	2006
	17.561416	19.889979	13.26%	0	2005
	13.304898	17.561416	31.99%	0	2004

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date  is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

GMWB Rider.  Although the tax treatment is not clear, if you purchase the GMWB rider and you take a withdrawal from your Contract before the annuitization date, we intend to treat the following amount of the withdrawal as a taxable distribution:  the excess of the greater of (a) your account value immediately before the distribution or (b) your Guaranteed Lifetime Amount immediately before the distribution, over (c) the remaining investment in the Contract. In certain circumstances, this treatment with respect to the GMWB rider could result in your account value being less than your investment in the Contract after such a withdrawal. If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible. If you purchase the GMWB rider in an IRA or Tax Sheltered Annuity, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A)  or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Services that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	Provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States; and

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•      generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

As noted above, if you purchase the GMWB, additional distributions may be required to satisfy the minimum distribution requirements. Please consult your tax advisor.